Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	HARTFORD SERIES FUND INC
Entity Central Index Key	0001053425
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000008596 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Balanced HLS Fund
Class Name	Class IA
Trading Symbol	HADAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Balanced HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$32	0.63%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 32	[1]
Expense Ratio, Percent	0.63%	[1],[2]
Net Assets	$ 1,632,024,424
Holdings Count | Holding	480
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of
June 30, 2025
Fund's net assets	$1,632,024,424
Total number of portfolio holdings (excluding derivatives, if any)	480
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	33%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	65.5%
U.S. Government Securities	21.0%
Corporate Bonds	10.4%
Asset & Commercial Mortgage-Backed Securities	1.1%
Municipal Bonds	0.5%
Foreign Government Obligations	0.3%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000008597 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Balanced HLS Fund
Class Name	Class IB
Trading Symbol	HAIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Balanced HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$45	0.88%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 45	[3]
Expense Ratio, Percent	0.88%	[3],[4]
Net Assets	$ 1,632,024,424
Holdings Count | Holding	480
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of
June 30, 2025
Fund's net assets	$1,632,024,424
Total number of portfolio holdings (excluding derivatives, if any)	480
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	33%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	65.5%
U.S. Government Securities	21.0%
Corporate Bonds	10.4%
Asset & Commercial Mortgage-Backed Securities	1.1%
Municipal Bonds	0.5%
Foreign Government Obligations	0.3%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000008598 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Healthcare HLS Fund
Class Name	Class IA
Trading Symbol	HIAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Healthcare HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$45	0.94%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 45	[5]
Expense Ratio, Percent	0.94%	[5],[6]
Net Assets	$ 104,701,521
Holdings Count | Holding	80
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2025
Fund's net assets	$104,701,521
Total number of portfolio holdings (excluding derivatives, if any)	80
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	28.8%
Biotechnology	20.8%
Health Care Providers & Services	20.3%
Health Care Equipment & Services & Supplies	18.5%
Life Sciences Tools & Services	8.7%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008599 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Healthcare HLS Fund
Class Name	Class IB
Trading Symbol	HBGHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Healthcare HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$58	1.19%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 58	[7]
Expense Ratio, Percent	1.19%	[7],[8]
Net Assets	$ 104,701,521
Holdings Count | Holding	80
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2025
Fund's net assets	$104,701,521
Total number of portfolio holdings (excluding derivatives, if any)	80
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	28.8%
Biotechnology	20.8%
Health Care Providers & Services	20.3%
Health Care Equipment & Services & Supplies	18.5%
Life Sciences Tools & Services	8.7%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008612 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Opportunities HLS Fund
Class Name	Class IA
Trading Symbol	HIAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford International Opportunities HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$41	0.76%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 41	[9]
Expense Ratio, Percent	0.76%	[9],[10]
Net Assets	$ 806,370,342
Holdings Count | Holding	83
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2025
Fund's net assets	$806,370,342
Total number of portfolio holdings (excluding derivatives, if any)	83
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Germany	14.7%
Japan	13.7%
United Kingdom	11.9%
United States	7.9%
France	7.8%
Canada	6.6%
China	4.9%
India	4.1%
Taiwan	4.0%
South Korea	3.3%
Other**	19.0%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000008613 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Opportunities HLS Fund
Class Name	Class IB
Trading Symbol	HBIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford International Opportunities HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$55	1.01%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 55	[11]
Expense Ratio, Percent	1.01%	[11],[12]
Net Assets	$ 806,370,342
Holdings Count | Holding	83
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2025
Fund's net assets	$806,370,342
Total number of portfolio holdings (excluding derivatives, if any)	83
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Germany	14.7%
Japan	13.7%
United Kingdom	11.9%
United States	7.9%
France	7.8%
Canada	6.6%
China	4.9%
India	4.1%
Taiwan	4.0%
South Korea	3.3%
Other**	19.0%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000008616 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford MidCap HLS Fund
Class Name	Class IA
Trading Symbol	HIMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford MidCap HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$38	0.76%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 38	[13]
Expense Ratio, Percent	0.76%	[13],[14]
Net Assets	$ 800,550,390
Holdings Count | Holding	74
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2025
Fund's net assets	$800,550,390
Total number of portfolio holdings (excluding derivatives, if any)	74
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	24.1%
Information Technology	22.4%
Consumer Discretionary	18.6%
Financials	11.9%
Health Care	9.2%
Energy	4.0%
Communication Services	3.1%
Consumer Staples	2.9%
Utilities	2.6%
Real Estate	0.6%
Short-Term Investments	1.1%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008617 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford MidCap HLS Fund
Class Name	Class IB
Trading Symbol	HBMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford MidCap HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$51	1.01%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 51	[15]
Expense Ratio, Percent	1.01%	[15],[16]
Net Assets	$ 800,550,390
Holdings Count | Holding	74
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2025
Fund's net assets	$800,550,390
Total number of portfolio holdings (excluding derivatives, if any)	74
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	24.1%
Information Technology	22.4%
Consumer Discretionary	18.6%
Financials	11.9%
Health Care	9.2%
Energy	4.0%
Communication Services	3.1%
Consumer Staples	2.9%
Utilities	2.6%
Real Estate	0.6%
Short-Term Investments	1.1%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008618 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Capital Appreciation HLS Fund
Class Name	Class IA
Trading Symbol	HIACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Capital Appreciation HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$34	0.67%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 34	[17]
Expense Ratio, Percent	0.67%	[17],[18]
Net Assets	$ 3,635,339,066
Holdings Count | Holding	156
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2025
Fund's net assets	$3,635,339,066
Total number of portfolio holdings (excluding derivatives, if any)	156
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.5%
Financials	14.0%
Communication Services	11.3%
Consumer Discretionary	11.1%
Health Care	9.5%
Industrials	6.8%
Consumer Staples	4.5%
Materials	3.7%
Real Estate	3.0%
Energy	2.8%
Utilities	2.0%
Short-Term Investments	0.6%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008619 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Capital Appreciation HLS Fund
Class Name	Class IB
Trading Symbol	HIBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Capital Appreciation HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$46	0.92%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 46	[19]
Expense Ratio, Percent	0.92%	[19],[20]
Net Assets	$ 3,635,339,066
Holdings Count | Holding	156
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2025
Fund's net assets	$3,635,339,066
Total number of portfolio holdings (excluding derivatives, if any)	156
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.5%
Financials	14.0%
Communication Services	11.3%
Consumer Discretionary	11.1%
Health Care	9.5%
Industrials	6.8%
Consumer Staples	4.5%
Materials	3.7%
Real Estate	3.0%
Energy	2.8%
Utilities	2.0%
Short-Term Investments	0.6%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000141206 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Capital Appreciation HLS Fund
Class Name	Class IC
Trading Symbol	HCPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Capital Appreciation HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IC	$59	1.17%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 59	[21]
Expense Ratio, Percent	1.17%	[21],[22]
Net Assets	$ 3,635,339,066
Holdings Count | Holding	156
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2025
Fund's net assets	$3,635,339,066
Total number of portfolio holdings (excluding derivatives, if any)	156
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.5%
Financials	14.0%
Communication Services	11.3%
Consumer Discretionary	11.1%
Health Care	9.5%
Industrials	6.8%
Consumer Staples	4.5%
Materials	3.7%
Real Estate	3.0%
Energy	2.8%
Utilities	2.0%
Short-Term Investments	0.6%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008622 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Ultrashort Bond HLS Fund
Class Name	Class IA
Trading Symbol	HUBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Ultrashort Bond HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$23	0.45%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 23	[23]
Expense Ratio, Percent	0.45%	[23],[24]
Net Assets	$ 508,523,674
Holdings Count | Holding	332
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2025
Fund's net assets	$508,523,674
Total number of portfolio holdings (excluding derivatives, if any)	332
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	35.2%
Corporate Bonds	25.6%
U.S. Government Securities	19.7%
U.S. Government Agencies^	4.8%
Short-Term Investments	15.1%
Other Assets & Liabilities	(0.4)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000008623 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Ultrashort Bond HLS Fund
Class Name	Class IB
Trading Symbol	HUBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Ultrashort Bond HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$35	0.70%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 35	[25]
Expense Ratio, Percent	0.70%	[25],[26]
Net Assets	$ 508,523,674
Holdings Count | Holding	332
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2025
Fund's net assets	$508,523,674
Total number of portfolio holdings (excluding derivatives, if any)	332
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	35.2%
Corporate Bonds	25.6%
U.S. Government Securities	19.7%
U.S. Government Agencies^	4.8%
Short-Term Investments	15.1%
Other Assets & Liabilities	(0.4)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000008626 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Company HLS Fund
Class Name	Class IA
Trading Symbol	HIASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Small Company HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$40	0.81%
*
This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level. Additionally, costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

^	Annualized.

Expenses Paid, Amount	$ 40	[27]
Expense Ratio, Percent	0.81%	[27],[28]
Net Assets	$ 399,237,339
Holdings Count | Holding	102
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2025
Fund's net assets	$399,237,339
Total number of portfolio holdings (excluding derivatives, if any)	102
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	26.0%
Health Care	24.4%
Information Technology	16.6%
Consumer Discretionary	12.4%
Financials	8.4%
Real Estate	3.3%
Communication Services	2.3%
Materials	1.9%
Energy	1.8%
Consumer Staples	1.7%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008627 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Company HLS Fund
Class Name	Class IB
Trading Symbol	HDMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Small Company HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$52	1.06%
*
This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level. Additionally, costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

^	Annualized.

Expenses Paid, Amount	$ 52	[29]
Expense Ratio, Percent	1.06%	[29],[30]
Net Assets	$ 399,237,339
Holdings Count | Holding	102
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2025
Fund's net assets	$399,237,339
Total number of portfolio holdings (excluding derivatives, if any)	102
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	26.0%
Health Care	24.4%
Information Technology	16.6%
Consumer Discretionary	12.4%
Financials	8.4%
Real Estate	3.3%
Communication Services	2.3%
Materials	1.9%
Energy	1.8%
Consumer Staples	1.7%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008628 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Stock HLS Fund
Class Name	Class IA
Trading Symbol	HSTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Stock HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$26	0.52%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 26	[31]
Expense Ratio, Percent	0.52%	[31],[32]
Net Assets	$ 1,240,997,758
Holdings Count | Holding	45
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2025
Fund's net assets	$1,240,997,758
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	21.3%
Financials	15.8%
Industrials	15.6%
Health Care	15.0%
Consumer Discretionary	10.5%
Consumer Staples	10.4%
Materials	5.0%
Communication Services	2.7%
Real Estate	0.9%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008629 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Stock HLS Fund
Class Name	Class IB
Trading Symbol	HIBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Stock HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$39	0.77%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 39	[33]
Expense Ratio, Percent	0.77%	[33],[34]
Net Assets	$ 1,240,997,758
Holdings Count | Holding	45
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2025
Fund's net assets	$1,240,997,758
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	21.3%
Financials	15.8%
Industrials	15.6%
Health Care	15.0%
Consumer Discretionary	10.5%
Consumer Staples	10.4%
Materials	5.0%
Communication Services	2.7%
Real Estate	0.9%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008630 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Total Return Bond HLS Fund
Class Name	Class IA
Trading Symbol	HIABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Total Return Bond HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$26	0.51%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 26	[35]
Expense Ratio, Percent	0.51%	[35],[36]
Net Assets	$ 1,384,951,316
Holdings Count | Holding	1,299
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2025
Fund's net assets	$1,384,951,316
Total number of portfolio holdings	1,299
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	22%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	42.5%
U.S. Government Securities	26.3%
Corporate Bonds	23.0%
Asset & Commercial Mortgage-Backed Securities	18.2%
Foreign Government Obligations	2.5%
Municipal Bonds	1.3%
Preferred Stocks	0.1%
Common Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.6%
Other Assets & Liabilities	(14.5)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000008631 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Total Return Bond HLS Fund
Class Name	Class IB
Trading Symbol	HBNBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Total Return Bond HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$38	0.76%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 38	[37]
Expense Ratio, Percent	0.76%	[37],[38]
Net Assets	$ 1,384,951,316
Holdings Count | Holding	1,299
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2025
Fund's net assets	$1,384,951,316
Total number of portfolio holdings	1,299
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	22%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	42.5%
U.S. Government Securities	26.3%
Corporate Bonds	23.0%
Asset & Commercial Mortgage-Backed Securities	18.2%
Foreign Government Obligations	2.5%
Municipal Bonds	1.3%
Preferred Stocks	0.1%
Common Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.6%
Other Assets & Liabilities	(14.5)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000008634 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Disciplined Equity HLS Fund
Class Name	Class IA
Trading Symbol	HIAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Disciplined Equity HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$30	0.59%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 30	[39]
Expense Ratio, Percent	0.59%	[39],[40]
Net Assets	$ 2,944,969,484
Holdings Count | Holding	69
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2025
Fund's net assets	$2,944,969,484
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	31.0%
Financials	13.5%
Communication Services	10.3%
Consumer Discretionary	9.9%
Industrials	9.5%
Health Care	8.1%
Consumer Staples	6.9%
Materials	2.9%
Energy	2.7%
Real Estate	2.6%
Utilities	2.2%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000008635 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Disciplined Equity HLS Fund
Class Name	Class IB
Trading Symbol	HBGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Disciplined Equity HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$43	0.84%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 43	[41]
Expense Ratio, Percent	0.84%	[41],[42]
Net Assets	$ 2,944,969,484
Holdings Count | Holding	69
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2025
Fund's net assets	$2,944,969,484
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	31.0%
Financials	13.5%
Communication Services	10.3%
Consumer Discretionary	9.9%
Industrials	9.5%
Health Care	8.1%
Consumer Staples	6.9%
Materials	2.9%
Energy	2.7%
Real Estate	2.6%
Utilities	2.2%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000221440 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Disciplined Equity HLS Fund
Class Name	Class IC
Trading Symbol	HLSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Disciplined Equity HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IC	$55	1.09%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 55	[43]
Expense Ratio, Percent	1.09%	[43],[44]
Net Assets	$ 2,944,969,484
Holdings Count | Holding	69
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2025
Fund's net assets	$2,944,969,484
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	31.0%
Financials	13.5%
Communication Services	10.3%
Consumer Discretionary	9.9%
Industrials	9.5%
Health Care	8.1%
Consumer Staples	6.9%
Materials	2.9%
Energy	2.7%
Real Estate	2.6%
Utilities	2.2%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000008636 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dividend and Growth HLS Fund
Class Name	Class IA
Trading Symbol	HIADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Dividend and Growth HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$34	0.66%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 34	[45]
Expense Ratio, Percent	0.66%	[45],[46]
Net Assets	$ 3,278,109,648
Holdings Count | Holding	68
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2025
Fund's net assets	$3,278,109,648
Total number of portfolio holdings (excluding derivatives, if any)	68
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	19.5%
Information Technology	18.8%
Health Care	13.6%
Industrials	13.1%
Communication Services	7.0%
Energy	6.5%
Consumer Staples	5.2%
Consumer Discretionary	5.0%
Utilities	4.4%
Real Estate	3.5%
Materials	2.3%
Short-Term Investments	1.5%
Other Assets & Liabilities	(0.4)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008637 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dividend and Growth HLS Fund
Class Name	Class IB
Trading Symbol	HDGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Dividend and Growth HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$46	0.91%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 46	[47]
Expense Ratio, Percent	0.91%	[47],[48]
Net Assets	$ 3,278,109,648
Holdings Count | Holding	68
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2025
Fund's net assets	$3,278,109,648
Total number of portfolio holdings (excluding derivatives, if any)	68
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	19.5%
Information Technology	18.8%
Health Care	13.6%
Industrials	13.1%
Communication Services	7.0%
Energy	6.5%
Consumer Staples	5.2%
Consumer Discretionary	5.0%
Utilities	4.4%
Real Estate	3.5%
Materials	2.3%
Short-Term Investments	1.5%
Other Assets & Liabilities	(0.4)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000249287 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Growth HLS Fund
Class Name	Class IA
Trading Symbol	HISCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Small Cap Growth HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$32	0.67%
*
This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level. Additionally, costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

^	Annualized.

Expenses Paid, Amount	$ 32	[49]
Expense Ratio, Percent	0.67%	[49],[50]
Net Assets	$ 522,267,221
Holdings Count | Holding	149
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2025
Fund's net assets	$522,267,221
Total number of portfolio holdings (excluding derivatives, if any)	149
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	23.5%
Health Care	21.4%
Information Technology	20.0%
Consumer Discretionary	11.1%
Financials	10.4%
Materials	3.6%
Consumer Staples	3.5%
Energy	2.2%
Communication Services	1.5%
Real Estate	1.5%
Utilities	0.7%
Short-Term Investments	0.4%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000249288 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Growth HLS Fund
Class Name	Class IB
Trading Symbol	HBSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Small Cap Growth HLS Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$45	0.92%
*
This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level. Additionally, costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

^	Annualized.

Expenses Paid, Amount	$ 45	[51]
Expense Ratio, Percent	0.92%	[51],[52]
Net Assets	$ 522,267,221
Holdings Count | Holding	149
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2025
Fund's net assets	$522,267,221
Total number of portfolio holdings (excluding derivatives, if any)	149
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	23.5%
Health Care	21.4%
Information Technology	20.0%
Consumer Discretionary	11.1%
Financials	10.4%
Materials	3.6%
Consumer Staples	3.5%
Energy	2.2%
Communication Services	1.5%
Real Estate	1.5%
Utilities	0.7%
Short-Term Investments	0.4%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

[1]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[2]	Annualized.
[3]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[4]	Annualized.
[5]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
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[11]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
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[13]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[14]	Annualized.
[15]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[16]	Annualized.
[17]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[18]	Annualized.
[19]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[20]	Annualized.
[21]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[22]	Annualized.
[23]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[24]	Annualized.
[25]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[26]	Annualized.
[27]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level. Additionally, costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[28]	Annualized.
[29]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level. Additionally, costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[30]	Annualized.
[31]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[32]	Annualized.
[33]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[34]	Annualized.
[35]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[36]	Annualized.
[37]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[38]	Annualized.
[39]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[40]	Annualized.
[41]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[42]	Annualized.
[43]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[44]	Annualized.
[45]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[46]	Annualized.
[47]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[48]	Annualized.
[49]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level. Additionally, costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[50]	Annualized.
[51]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level. Additionally, costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[52]	Annualized.